Investment Strategy - NYLI International Small-Mid Cap Equity ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities issued by non-U.S. small- and mid-capitalization companies. The Fund typically holds between 50–100 equity securities, is actively managed, and does not seek to track an index. The equity securities held by the Fund may include common stock, preferred securities, convertible securities, and depositary receipts (including American Depositary Receipts (ADRs)). The Fund may invest in real estate investment Trusts (“REITs”) and may invest up to 10% of its assets in initial public offerings (IPOs). The Fund’s investments may be denominated in U.S. and foreign currencies. The Fund will typically invest a significant portion of its assets in companies domiciled in Europe and Japan.

Under normal circumstances, the Fund invests at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Fund’s subadvisor, Ausbil Investment Management Limited (“Ausbil” or the “Subadvisor”), considers an issuer to be a small- or mid-capitalization company if its market capitalization is within the range of market capitalizations of issuers included in the MSCI World Ex-USA SMID Cap Index, at the time of purchase. As of December 31, 2025, the market capitalization range of the MSCI World Ex-USA SMID Cap Index was $155 million to $35.8 billion. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

The Subadvisor’s investment process seeks to identify companies that are positioned to grow earnings through a top-down assessment of current economic and market conditions followed by fundamental stock analysis. The Subadvisor uses top-down analysis to inform its views on regions, countries and sectors that it believes may offer a favorable environment for earnings growth, taking into account factors such as business cycles, monetary and fiscal policies, interest-rate and inflation trends, and currency movements. Within this framework, the subadvisor conducts bottom-up research to identify individual companies with attractive fundamentals, considering factors such as business model quality, competitive position, financial condition, management quality and valuation. The Fund generally seeks to maintain diversification across multiple countries, sectors and industries, and holdings are actively monitored and may be adjusted in response to changes in company fundamentals, market conditions or portfolio risk considerations.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Investment Process

The Subadvisor’s investment process begins with a top-down assessment, analyzing macroeconomic trends, regional dynamics, and sectoral opportunities to identify areas with the highest potential for outperformance. Then the Subadvisor performs fundamental stock analysis focusing on such things as quality of management, business models, financial strength, earnings growth potential and valuation metrics. Ultimately, the Subadvisor invests in those companies that it believes will provide an opportunity for achieving superior portfolio risk adjusted returns over the long term.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies.